Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 32,236	$ 28,093	$ 18,374
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	9,443	10,042	5,341
Otayconnect, S. de R.L. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	300
Technical advisory	477
Promotora Cabo Real, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	21,059	22,225	22,125
Santanem, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			176
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory	$ 8,896	$ 14,637	$ 5,238